Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Loss and Significant Expenses
The following table is a summary of segment loss and our significant expenses (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Operating expenses:
External R&D
ANB033	8,837	3,926	18,136	7,729
Rosnilimab	1,217	15,613	5,811	30,639
ANB101	687	2,040	2,171	3,521
ANB032	5	108	(26)	3,644
Preclinical and other unallocated costs	4,451	4,456	7,747	8,388

Total External R&D(1)	15,197	26,143	33,839	53,921

Total Internal R&D(2)	10,447	13,129	25,760	26,816

Total R&D	25,644	39,272	59,599	80,737

External G&A(3)	(459)	1,453	8,262	5,301
Internal G&A(2)	9,752	5,173	19,887	11,140

Total G&A	9,293	6,626	28,149	16,441

Total operating expenses	34,937	45,898	87,748	97,178

Loss from operations	(34,937)	(45,898)	(87,748)	(97,178)

Interest income	1,564	3,466	3,892	7,557
Other expense, net	(1)	(13)	(2)	(20)

Total other income, net	1,563	3,453	3,890	7,537

Segment net loss	$(33,374)	$(42,445)	$(83,858)	$(89,641)

(1)
External R&D consists of costs associated with our research and development activities, including drug discovery efforts, preclinical and clinical development of our programs, manufacturing, and allocated facility-related costs.

(2)	Internal R&D and G&A consist of salaries and wages, stock-based compensation, recruiting and other employee benefits.
(3)
External G&A consists of general and administrative expenses including legal services, insurance, professional fees for auditing, tax, and market research, and allocated facility-related costs not otherwise included in research and development expenses.

The following table is a summary of segment loss and our significant expenses (in thousands):

	Year Ended December 31,
	2025	2024
Operating expenses:
External R&D
Rosnilimab	$42,744	$53,422
ANB033	20,427	12,460
ANB101	8,138	3,367
ANB032	48	26,084
Preclinical and other unallocated costs	16,093	14,350

Total External R&D(1)	87,450	109,683

Total Internal R&D(2)	52,164	42,662

Total R&D	139,614	152,345

External G&A(3)	13,932	6,806
Internal G&A(2)	25,460	21,950

Total G&A	39,392	28,756

Total operating expenses	179,006	181,101

Loss from operations	(179,006)	(181,101)

Interest income	12,942	17,382
Other income (expense), net	(23)	14

Total other income, net	12,919	17,396

Segment net loss	$(166,087)	$(163,705)

(1)
External R&D consists of costs associated with our research and development activities, including drug discovery efforts, preclinical and clinical development of our programs, manufacturing, and allocated facility-related costs.

(2)	Internal R&D and G&A consist of salaries and wages, stock-based compensation, recruiting and other employee benefits.
(3)
External G&A consists of general and administrative expenses including legal services, insurance, professional fees for auditing, tax, and market research, and allocated facility-related costs not otherwise included in research and development expenses.